UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2010

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Large Cap Growth Fund

Dreyfus Select Managers Small Cap Growth Fund

Emerging Markets Opportunity Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
15	Notes to Financial Statements
24	Information About the Review and Approval of the Fund’s Management Agreement, Portfolio Allocation Management Agreement and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Large Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Large Cap Growth Fund, covering the period since the fund’s inception on July 1, 2010, through November 30, 2010.

Stocks throughout the global markets delivered respectable returns during the reporting period, despite periodic bouts of market volatility stemming from economic uncertainty and events. Although GDP growth in most countries was positive throughout the reporting period, the global economic recovery has been milder than historical averages, in particular in the U.S. Most notably, heavy sovereign debt burdens recently renewed credit concerns in Europe, effectively barring some governments from adopting more stimulative fiscal policies. However, robust demand from the world’s emerging markets has taken up some of the slack, supporting corporate earnings and stock prices.

We are cautiously optimistic regarding global economic and market prospects in 2011. Global expansion should gain a degree of momentum, led by financially strong emerging markets countries, while “debt hangover” countries in the developed world may face continued economic challenges. Monetary policy remains stimulative in most markets, and inflation-adjusted interest rates and inflation remain low. So is your portfolio positioned accordingly given these recent global economic events?Talk with your financial advisor, who can help you evaluate your portfolio investments within the new global economic framework to help meet your individual investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through November 30, 2010, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Market and Fund Performance Overview

For the period from the fund’s inception on July 1, 2010, through the end of its semiannual reporting period on November 30, 2010, Dreyfus Select Managers Large Cap Growth Fund’s Class A shares produced a total return of 20.40%, Class C shares returned 20.00% and Class I shares returned 20.48%.1 In comparison, the total return of the Russell 1000 Growth Index (the “Index”), the fund’s benchmark, was 19.99% for the same period.2

Large-cap stocks generally encountered heightened volatility amid global economic concerns, but rising corporate earnings and the prospect of further easing of U.S. monetary policy helped the Index end the reporting period with substantial gains. The fund produced returns that were roughly in line with its benchmark, as strong results in the information technology and consumer discretionary sectors were offset by weaker results in the financials sector.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of companies with market capitalizations of $10 billion or more at the time of purchase.

The fund uses a “multi-manager” approach by selecting one or more subadvisers to manage the fund’s assets.We seek subadvisers that complement one another’s styles of investing.We monitor and evaluate the performance of the subadvisers and recommend any changes to Dreyfus and the fund’s board.

As of November 30, 2010, the fund’s assets were allocated among three subadvisers, each of which acts independently and uses its own methodology to select investments. Currently 42% of the fund’s assets

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

are allocated to Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness of stocks. Approximately 39% of the fund’s assets are allocated to Goldman Sachs Asset Management, LP, which employs a bottom-up approach to stock selection. Approximately 19% of the fund’s assets are allocated to Mar Vista Investment Partners, LLC, which employs a bottom-up approach to stock selection, seeking high quality growth companies whose stocks are trading at discounts to fair value.

Economic Concerns Sparked Heightened Market Volatility

In the weeks before the fund’s inception on July 1, 2010, investors faced greater economic uncertainty as Europe was roiled by a sovereign debt crisis and inflation-fighting measures in China potentially threatened a major engine of global growth. In the United States, mixed data regarding unemployment and housing markets suggested that stubborn economic headwinds might constrain already mild economic growth. As a result, the U.S. stock market had recently posted sharp declines.

Fortunately, the fund’s launch coincided with the bottom of the market for the current cycle. Indeed, losses posted just prior to the fund’s launch proved temporary as rising corporate earnings and greater consumer spending—as well as anticipation of reduced political uncertainty and new monetary stimulus from the Federal Reserve Board— sparked a broad-based market rally, enabling the fund and the Index to advance strongly by the reporting period’s end.

Fund Added Value in Technology and Consumer Areas

The fund participated fully in the market’s gains since its inception. Relative performance was particularly strong in the information technology sector, which represents a sizeable portion of the fund’s growth-oriented benchmark.The fund benefited from overweighted exposure to technology companies as well as favorable stock selections, such as “cloud computing” specialist Salesforce.com and wireless telecommunications chipset developer QUALCOMM. The fund’s position in consumer discretionary stocks also contributed positively; internet retailer Amazon.com continued to attract consumers to the convenience and price benefits of online shopping.

4

The fund’s successes in the information technology and consumer discretionary sectors were somewhat offset by shortfalls stemming from an overweighted position in the financials sector. In addition, unfortunate stock selections in the financials sector included commodities exchange CME Group, which was hurt by concerns regarding the impact of U.S. regulatory reform on commodities traders.

Positioned for a Slow Recovery

Although we expect the U.S. economy to remain sluggish, we are optimistic about the prospects of U.S. stocks. In our judgment, rising corporate earnings could lead to an increase in mergers-and-acquisitions activity as companies begin to deploy some of their massive cash reserves. In addition, we expect earnings growth to become increasingly scarce in a slow-growth environment, potentially placing a premium on stocks of companies able to deliver consistent earnings improvement. We believe that these factors—as well as the fund’s exposure to some of the industry’s top portfolio managers—make the fund an attractive investment vehicle in today’s marketplace.

December 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Large Cap Growth Fund from July 1, 2010 to November 30, 2010 (commencement of operations). It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 5.77	$ 9.22	$ 4.62
Ending value (after expenses)	$1,204.00	$1,200.00	$1,204.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010††
	Class A	Class C	Class I
Expenses paid per $1,000†††	$ 6.33	$ 10.10	$ 5.06
Ending value (after expenses)	$1,018.80	$1,015.04	$1,020.05

†	Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C and 1.00%
for Class I, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the actual days in the period.
††	Please note that while Class A, Class C and Class I shares commenced operations on July 1, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of comparability.This projection assumes that annualized expenses ratios were in effect during the period June 1, 2010 to November 30, 2010.
††† Expenses are equal to the fund’s annualized expense ratio of 1.25% for Class A, 2.00% for Class C and 1.00% for
Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)
Consumer Discretionary—14.6%
Avon Products	2,591	73,999
Ford Motor	7,995 [a]	127,440
Johnson Controls	2,060	75,066
Las Vegas Sands	950 [a]	47,576
Lowe’s	7,051	160,058
MasterCard, Cl. A	492	116,619
NIKE, Cl. B	650	55,984
Nordstrom	1,125	48,150
Omnicom Group	1,015	46,122
Paychex	2,414	68,896
Polo Ralph Lauren	455	49,704
Staples	4,496	98,957
Stericycle	765 [a]	56,533
Visa, Cl. A	373	27,545
		1,052,649
Consumer Staples—4.5%
Anheuser-Bush, ADR	337	18,515
Costco Wholesale	1,510	102,091
PepsiCo	1,590	102,762
Procter & Gamble	1,070	65,345
Yum! Brands	745	37,310
		326,023
Energy—7.5%
Chevron	795	64,371
Exxon Mobil	875	60,865
Halliburton	2,193	82,983
Occidental Petroleum	640	56,429
Schlumberger	2,108	163,033
Southwestern Energy	1,810 [a]	65,522
Transocean	720 [a]	48,262
		541,465
Financial—7.9%
Berkshire Hathaway, Cl. B	779 [a]	62,071
CB Richard Ellis Group, Cl. A	4,510 [a]	86,547
Charles Schwab	4,460	67,034

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
CME Group	379		109,175
First American Financial	3,345		47,399
Goldman Sachs Group	290		45,281
ICICI Bank, ADR	670		33,527
JPMorgan Chase & Co.	770		28,783
Northern Trust	1,080		54,324
Wells Fargo & Co.	1,360		37,006
			571,147
Health Care—7.6%
Baxter International	2,409		116,957
Gilead Sciences	1,190	[a]	43,435
Illumina	465 [a]		27,956
Intuitive Surgical	280	[a]	72,881
Johnson & Johnson	2,215		136,333
Novartis, ADR	850		45,398
St. Jude Medical	1,916 [a]		74,130
Teva Pharmaceutical Industries, ADR	620		31,025
			548,115
Industrial—9.8%
Caterpillar	500		42,300
Cummins	560		54,387
Deere & Co.	530		39,591
FedEx	776		70,709
General Dynamics	1,001		66,156
Goodrich	670		57,466
Parker Hannifin	565		45,330
Tata Motors, ADR	730		23,878
Thermo Fisher Scientific	2,585	[a]	131,473
Union Pacific	345		31,088
United Continential Holdings	5,315	[a]	147,119
			709,497

8

Common Stocks (continued)	Shares	Value ($)
Information Technology—30.5%
Altera	2,310	81,058
Amazon.com	720 [a]	126,288
Apple	1,129 [a]	351,288
ASML Holding (NY Shares)	1,570	51,229
Broadcom, Cl. A	3,535	157,272
Cisco Systems	7,758 [a]	148,643
Citrix Systems	1,345 [a]	89,335
Cognizant Technology
Solutions, Cl. A	375 [a]	24,367
EMC	2,145 [a]	46,096
Equinix	627 [a]	48,655
Google, Cl. A	394 [a]	218,950
Hewlett-Packard	1,192	49,981
Intel	3,730	78,778
Intuit	880 [a]	39,503
Microsoft	5,165	130,210
Oracle	7,665	207,262
Salesforce.com	1,105 [a]	153,838
Texas Instruments	2,730	86,814
VMware, Cl. A	770 [a]	62,770
Xilinx	2,083	56,491
		2,208,828
Materials—5.8%
Cameco	2,395	86,867
Cliffs Natural Resources	455	31,095
Freeport-McMoRan Copper & Gold	1,050	106,386
Ivanhoe Mines	2,820 [a]	68,244
Praxair	845	77,782
Precision Castparts	345	47,634
		418,008

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)		Shares	Value ($)
Telecommunications—9.0%
American Tower, Cl. A		4,516 [a]	228,374
Crown Castle International		2,012 [a]	83,578
Juniper Networks		1,525 [a]	51,880
QUALCOMM		6,071	283,758
			647,590

Total Investments (cost $6,018,924)		97.2%	7,023,322
Cash and Receivables (Net)		2.8%	199,844
Net Assets		100.0%	7,223,166

ADR—American Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Information Technology	30.5	Health Care	7.6
Consumer Discretionary	14.6	Energy	7.5
Industrial	9.8	Materials	5.8
Telecommunications	9.0	Consumer Staples	4.5
Financial	7.9		97.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		6,018,924	7,023,322
Cash			158,215
Receivable for investment securities sold			24,196
Dividends and interest receivable			8,265
Deferred assets			80,262
Due from The Dreyfus Corporation and affiliates—Note 3(c)			7,806
			7,302,066
Liabilities ($):
Accrued expenses			78,900
Net Assets ($)			7,223,166
Composition of Net Assets ($):
Paid-in capital			6,000,000
Accumulated Investment (loss)—net			(6,034)
Accumulated net realized gain (loss) on investments			224,802
Accumulated net unrealized appreciation
(depreciation) on investments			1,004,398
Net Assets ($)			7,223,166

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,203,637	1,199,860	4,819,669
Shares Outstanding	80,000	80,000	320,000
Net Asset Value Per Share ($)	15.05	15.00	15.06

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
From July 1, 2010 (commencement of operations)
to November 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $162 foreign taxes withheld at source)	28,151
Expenses:
Management fee—Note 3(a)	21,200
Legal fees	40,989
Registration fees	20,899
Auditing fees	18,613
Custodian fees—Note 3(c)	5,920
Distribution fees—Note 3(b)	3,527
Directors’ fees and expenses—Note 3(d)	2,700
Prospectus and shareholders’ reports	1,263
Loan commitment fees—Note 2	250
Shareholder servicing costs—Note 3(c)	2,559
Miscellaneous	4,282
Total Expenses	122,202
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(88,017)
Net Expenses	34,185
Investment (Loss)—Net	(6,034)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	224,802
Net unrealized appreciation (depreciation) on investments	1,004,398
Net Realized and Unrealized Gain (Loss) on Investments	1,229,200
Net Increase in Net Assets Resulting from Operations	1,223,166

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS
From July 1, 2010 (commencement of operations)
to November 30, 2010 (Unaudited)

Operations ($):
Investment (loss)—net	(6,034)
Net realized gain (loss) on investments	224,802
Net unrealized appreciation
(depreciation) on investments	1,004,398
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,223,166
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,000,000
Class C Shares	1,000,000
Class I Shares	4,000,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	6,000,000
Total Increase (Decrease) in Net Assets	7,223,166
Net Assets ($):
Beginning of Period	—
End of Period	7,223,166
Accumulated investment (loss)—net	(6,034)
Capital Share Transactions (Shares):
Class A
Shares sold	80,000
Class C
Shares sold	80,000
Class I
Shares sold	320,000

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from July 1, 2010 (commencement of operations) to November 30, 2010.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.02)	(.06)	(.00)[b]
Net realized and unrealized gain (loss) on investments	2.57	2.56	2.56
Total from Investment Operations	2.55	2.50	2.56
Net asset value, end of period	15.05	15.00	15.06
Total Return (%)[c]	20.40[d]	20.00[d]	20.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	4.37	5.12	4.11
Ratio of net expenses to average net assets[e]	1.25	2.00	1.00
Ratio of net investment (loss) to average net assets[e]	(.26)	(1.01)	(.00)[f]
Portfolio Turnover Rate[c]	61.23	61.23	61.23
Net Assets, end of period ($ x 1,000)	1,204	1,200	4,820

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.
f	Amount represents less than .01%.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Large Cap Growth Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund, which commenced operations on July 1, 2010.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Cupps Capital Management, LLC (“CCM”), Goldman Sachs Asset Management, L.P. (GSAM”) and Mar Vista Investment Partners, LLC (“Mar Vista”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfo-lio.The fiscal year end of the fund is May 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 75 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of November 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 Class A, 80,000 Class C and 320,000 of Class I shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an

16

exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010, in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	6,664,639	—	—	6,664,639
Equity Securities—
Foreign†	358,683	—	—	358,683

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measure-

18

ments occurred at November 30, 2010.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until October 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $88,017 during the period ended November 30, 2010.

Pursuant to separate Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement”) between Dreyfus and each of CCM, GSAM and Mar Vista, each Sub-Investment Advisory

20

Agreement will continue until November 30, 2011. Dreyfus pays CCM, GSAM and Mar Vista separate monthly fees at an annual percentage rate based on the average daily net assets of the fund under the Sub-Adviser’s management.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2010, Class C shares were charged $3,527 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A and Class C shares were charged $1,177 and $1,176, respectively, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $15 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $3 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $5,920 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $1,152 for services performed by the Chief Compliance Officer.

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,491, Rule 12b-1 distribution plan fees $746, shareholder services plan fees $498, custodian fees $2,339, chief compliance officer fees $1,152 and transfer agency per account fees $15, which are offset against an expense reimbursement currently in effect in the amount of $17,047.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2010, amounted to $9,805,947 and $4,011,824, respectively.

22

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010, accumulated net unrealized appreciation on investments was $1,004,398, consisting of $1,051,279 gross unrealized appreciation and $46,881 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT, PORTFOLIO
ALLOCATION MANAGEMENT AGREEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on April 26, 2010, the Board considered, through the initial renewal date of November 30, 2011, the initial approval of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services; (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM, pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements (the “Sub-Advisory Agreements” and, collectively with the Management Agreement and Allocation Agreement, the “Agreements”) with each of Cupps Capital Management, LLC, Goldman Sachs Asset Management, L.P., and MarVista Investment Partners, LLC (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser would serve as initial sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the initial approval of the Agreements, the Board considered did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board members previously had been provided with information and presentations from representatives of Dreyfus regarding the nature, extent and quality of the services provided to funds in the Dreyfus fund complex, and there had been no material changes in this information.The Board member discussed the nature, extent, and quality of the services to be provided to the fund pursuant to the

24

Agreements.The Board had previously considered these matters with respect to Cupps. Representatives of Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered Dreyfus’, EACM’s, and each Sub-Adviser’s research and portfolio management capabilities, EACM’s experience and reputation in multi-manager equity investment programs, and each Sub-Advisers experience in managing U.S. equity portfolios.The Board also noted that Dreyfus also provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Proposed Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review fund performance or an actual expense ratio. Representatives of Dreyfus and EACM discussed each Sub-Adviser’s resources, experience, investment style, and portfolio management personnel in respect of the portion of the fund’s assets to be managed.

The Board members discussed the fund’s management fee, portfolio allocation fee, and sub-advisory fees, and compared the management fee to the management and administrative fees for the funds in the Lipper Large Cap Growth Funds category. Dreyfus representatives noted that the proposed contractual management fee for the fund was lower than the average and median management fee for all funds reported in the Lipper Large Cap Growth Funds category. They also noted that the portfolio allocation and sub-advisory fees were payable by Dreyfus. Dreyfus had also advised the Board that Dreyfus would

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AGREEMENT, PORTFOLIO ALLOCATION
MANAGEMENT AGREEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

contractually agree, until October 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 1.00%.

Dreyfus provided the Board members with the management or investment advisory fees paid to Dreyfus or its affiliates or to the respective Sub-Advisers by funds in the same Lipper category, or by separate accounts and/or other types of client portfolios managed by Dreyfus, EACM, or one of the Sub-Advisers s considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that neither Dreyfus nor EACM manage any institutional separate accounts considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale.As the fund had not yet commenced operations, Dreyfus’ representatives did not have information on expenses allocated to and profit to be received by Dreyfus to provide.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members previously had considered potential benefits to Dreyfus and sub-investment advisers from acting in their respective capacities for a fund, including the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio.The Board also considered the potential benefit to BNY Mellon with EACM acting as portfolio allocation manager to the fund. The costs of the services to be provided and profits to be realized by Dreyfus and BNY Mellon and its affiliates from the relationship with the fund in light of the relevant circumstances for the fund, and the extent

26

to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investor were not considered as the fund had not commenced operations. Since Dreyfus, and not the fund, will pay EACM and each Sub-Adviser pursuant to the Allocation Agreement and each Sub-Investment Advisory Agreement, respectively, the Board did not consider EACM’s and each Sub-Adviser’s profitability to be relevant.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the Agreements. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate. The Board considered Dreyfus’ overall equity management experience, EACM experience and reputation with respect to multi-manager strategies, EACM’s recommendation to engage the Sub-Advisers, and each Sub-Adviser’s experience and record in managing domestic equity assets.

  The Board concluded that the fee to be paid to Dreyfus by the fund was reasonable in light of the services to be provided, comparative expense and advisory fee information, and benefits anticipated to be derived by Dreyfus, BNY Mellon, or EACM from its relationship with the fund, and that the separate fees to be paid by Dreyfus to EACM and to the Sub-Advisers are reasonable and appropriate.

The Board members considered these conclusions and determinations, and without any one factor being dispositive, determined that approval of the Agreements was in the best interests of the fund and its prospective shareholders.

The Fund 27

NOTES

Dreyfus
Select Managers
Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
26	Information About the Review and Approval of the Fund’s Management Agreement, Portfolio Allocation Management Agreement, and Sub-Invesment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Select Managers
Small Cap Growth Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the period since the fund’s inception on July 1, 2010, through November 30, 2010.

Stocks throughout the global markets delivered respectable returns during the reporting period, despite periodic bouts of market volatility stemming from economic uncertainty and events. Although GDP growth in most countries was positive throughout the reporting period, the global economic recovery has been milder than historical averages, in particular in the U.S. Most notably, heavy sovereign debt burdens recently renewed credit concerns in Europe, effectively barring some governments from adopting more stimulative fiscal policies. However, robust demand from the world’s emerging markets has taken up some of the slack, supporting corporate earnings and stock prices.

We are cautiously optimistic regarding global economic and market prospects in 2011. Global expansion should gain a degree of momentum, led by financially strong emerging markets countries, while “debt hangover” countries in the developed world may face continued economic challenges. Monetary policy remains stimulative in most markets, and inflation-adjusted interest rates and inflation remain low. So is your portfolio positioned accordingly given these recent global economic events?Talk with your financial advisor, who can help you evaluate your portfolio investments within the new global economic framework to help meet your individual investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through November 30, 2010, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Market and Fund Performance Overview

For the period from the fund’s inception on July 1, 2010 and the end of its semiannual reporting period on November 30, 2010, Dreyfus Select Managers Small Cap Growth Fund’s Class A shares produced a total return of 23.12%, Class C shares returned 22.72% and Class I shares returned 23.28/%.1 In comparison, the total return of the Russell 2000 Growth Index (the “Index”), the fund’s benchmark, was 23.75% for the same period.2

Small-cap stocks generally encountered heightened volatility due to economic concerns, but rising corporate earnings and the prospect of further easing of U.S. monetary policy helped the Index end the reporting period with substantial gains. The fund produced slightly lower returns than its benchmark, mainly resulting from shortfalls in the energy, materials and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more subadvisers to manage its assets.We seek subadvisers that complement one another’s styles of investing.We monitor and evaluate the performance of the subadvisers and recommend any changes to Dreyfus and the fund’s board.

As of November 30, 2010, the fund’s assets were allocated among three subadvisers, each of which acts independently and uses its own methodology to select investments. Currently 39% of the fund’s assets are allocated to Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time. Approximately 31% of the fund’s assets are allocated to Geneva

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Capital Management Ltd., which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time. Approximately 30% of the fund’s assets are allocated to Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness of stocks.

Economic Concerns Sparked Heightened Market Volatility

In the weeks before the fund’s inception on July 1, 2010, investors faced greater economic uncertainty as Europe was roiled by a sovereign debt crisis. In the United States, mixed data regarding unemployment and housing markets suggested that stubborn economic headwinds might constrain already mild growth. As a result, the U.S. stock market had recently posted sharp declines.

Fortunately, the fund’s launch coincided with the bottom of the market for the current cycle. Indeed, losses posted just prior to the fund’s launch proved temporary as rising corporate earnings and greater consumer spending—as well as anticipation of reduced political uncertainty and new monetary stimulus from the Federal Reserve Board—sparked a broad-based market rally, enabling the fund and the Index to advance strongly by the reporting period’s end.

Fund Added Value in Technology and Health Care Areas

The fund participated to a significant degree in the market rally.The fund achieved positive relative performance through overweighted exposure to the information technology sector.Winners included networking equipment provider Riverbed Technology, which more than doubled in value after announcing record quarterly profits. Server solutions developer Netezza nearly doubled in value when it received an acquisition offer from industry giant International Business Machines. In the health care sector, food and animal safety testing company Neogen advanced when it increased the earnings guidance it provides to analysts. Dialysis devices maker NxStage Medical also raised its earnings guidance, and the stock responded accordingly.

However, the fund’s relative performance was hurt by underweighted exposure to the energy sector, which was the benchmark’s strongest-performing sector during the reporting period as oil prices climbed. Similarly, an underweighted position in the materials sector prevented

4

the fund from benefiting more fully from the effects of rising industrial and agricultural commodity prices.The fund’s results in the consumer discretionary sector were undermined by a handful of for-profit education companies. American Public Education, Capella Education Co. and Grand Canyon Education encountered increased regulatory scrutiny that investors worried might endanger future tuition funding.

Positioned for a Slow Recovery

Although we expect the U.S. economy to remain sluggish, we are optimistic about the prospects of U.S. stocks. In our judgment, rising corporate earnings could lead to greater mergers-and-acquisitions activity, potentially benefiting small-cap stocks as larger companies begin to deploy some of their massive cash reserves. In addition, we expect earnings growth to become increasingly scarce in a slow-growth environment, potentially placing a premium on stocks of companies able to deliver consistent earnings improvement.We believe that these factors—as well as the fund’s exposure to some of the industry’s top portfolio managers—make the fund an attractive investment vehicle in today’s marketplace.

December 15, 2010

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October
1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from July 1, 2010 (commencement of operations) to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.55	$ 10.04	$ 5.38
Ending value (after expenses)	$1,231.20	$1,227.20	$1,232.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†††	$ 7.08	$ 10.86	$ 5.82
Ending value (after expenses)	$1,018.05	$1,014.29	$1,019.30

†	Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15%
for Class I, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on July 1, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expenses ratios were in effect during the period June 1, 2010 to November 30, 2010.
††† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

November 30, 2010 (Unaudited)

Common Stocks—97.5%	Shares	Value ($)
Consumer Discretionary—15.4%
Allegiant Travel	2,715	135,560
BJ’s Restaurants	2,258 [a]	82,756
Capella Education	3,430 [a]	187,930
Cheesecake Factory	9,175 [a]	292,407
China Lodging Group, ADS	2,996	71,275
China Yuchai International	2,800	70,588
Country Style Cooking
Restaurant Chain Co., ADR	1,117	24,540
CROCS	8,720 [a]	152,992
Dick’s Sporting Goods	3,930 [a]	134,445
DTS	3,970 [a]	186,352
FactSet Research Systems	1,500	133,005
G-III Apparel Group	1,210 [a]	33,118
Grand Canyon Education	11,651 [a]	221,835
hhgregg	5,955 [a]	149,292
Hibbett Sports	5,560 [a]	190,430
Home Inns & Hotels Management, ADR	2,250 [a]	107,123
LKQ	18,260 [a]	393,960
Lululemon Athletica	2,147 [a]	115,122
Mobile Mini	5,480 [a]	99,024
MWI Veterinary Supply	1,910 [a]	116,701
Tempur-Pedic International	1,623 [a]	56,984
Tenneco	1,689 [a]	61,581
Tesla Motors	8,167	288,540
Ulta Salon, Cosmetics & Fragrance	14,816 [a]	517,819
Vera Bradley	3,542	115,965
Warnaco Group	1,204 [a]	64,835
Westport Innovations	3,791 [a]	68,807
WMS Industries	3,990 [a]	176,957
		4,249,943
Consumer Staples—2.9%
Fresh Market	3,004	108,895
Green Mountain Coffee Roasters	3,123 [a]	115,801
Panera Bread, Cl. A	1,245 [a]	124,799
TreeHouse Foods	2,900 [a]	144,072
United Natural Foods	8,000 [a]	299,520
		793,087

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy—2.5%
Brigham Exploration	7,670 [a]	192,901
Dril-Quip	2,030 [a]	157,203
Northern Oil and Gas	2,855 [a]	65,237
SM Energy	3,170	157,517
Whiting Petroleum	1,110 [a]	122,156
		695,014
Financial—2.9%
Affiliated Managers Group	1,480 [a]	129,367
Cass Information Systems	4,205	148,689
Eaton Vance	3,440	102,237
Financial Engines	7,305	123,601
Mesabi Trust	875	41,361
Portfolio Recovery Associates	4,025 [a]	255,064
		800,319
Health Care—14.0%
Abaxis	5,185 [a]	139,995
AngioDynamics	13,710 [a]	191,529
Bio-Reference Laboratories	6,950 [a]	145,741
Cepheid	27,087 [a]	533,343
Dexcom	4,861 [a]	54,808
Exact Sciences	3,785 [a]	22,483
Haemonetics	1,590 [a]	93,476
HeartWare International	1,358 [a]	124,882
IDEXX Laboratories	1,610 [a]	103,378
Incyte	5,323 [a]	77,237
Insulet	122 [a]	1,656
IPC The Hospitalist	4,575 [a]	148,322
Masimo	3,171	97,857
Mednax	4,800 [a]	293,760
MEDTOX Scientific	3,765	43,674
Meridian Bioscience	6,920	153,762
Nektar Therapeutics	3,214 [a]	40,721
Neogen	13,825 [a]	513,599
NuVasive	2,825 [a]	65,992
NxStage Medical	10,617 [a]	229,752
Onyx Pharmaceuticals	2,400 [a]	70,680

8

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Salix Pharmaceuticals	1,960 [a]	87,514
SXC Health Solutions	4,160 [a]	159,536
Techne	4,875	292,841
Thoratec	1,616 [a]	41,135
USANA Health Sciences	1,665 [a]	70,130
Volcano	1,959 [a]	52,011
		3,849,814
Industrial—17.4%
Acuity Brands	3,685	198,474
Aerovironment	3,950 [a]	97,565
Beacon Roofing Supply	11,885 [a]	204,303
Chemed	6,500	396,110
Cognex	865 [a]	41,295
CoStar Group	2,715 [a]	143,189
Donaldson	2,695	146,312
Dynamex	1,125 [a]	27,169
Echo Global Logistics	3,965 [a]	45,399
Esterline Technologies	570 [a]	33,562
Forrester Research	5,590 [a]	193,693
Forward Air	4,425	121,776
Genesee & Wyoming, Cl. A	4,345 [a]	206,344
Hexcel	2,453 [a]	42,069
HMS Holdings	2,845 [a]	179,263
iRobot	3,214 [a]	65,244
Knight Transportation	3,855	74,324
Marten Transport	6,365	136,848
MAXIMUS	3,730	226,411
Middleby	3,618 [a]	291,141
Monro Muffler Brake	4,540	224,458
Polypore International	4,726 [a]	150,192
Resources Connection	11,680	195,406
Ritchie Brothers Auctioneers	8,340	166,967
Rollins	15,275	412,731
SuccessFactors	10,989 [a]	331,538
Triumph Group	2,536	213,354
Universal Technical Institute	3,765	77,973

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
US Airways Group	14,174 [a]	158,182
		4,801,292
Information Technology—32.8%
AboveNet	495 [a]	29,057
Allscripts Healthcare Solutions	12,290 [a]	215,689
American Superconductor	2,265 [a]	75,379
ANSYS	4,960 [a]	240,560
athenahealth	1,314 [a]	53,887
Badger Meter	3,200	135,744
Blackboard	3,665 [a]	152,281
Bottomline Technologies	7,710 [a]	145,950
Cabot Microelectronics	3,875 [a]	152,946
Cognex	5,349	149,558
comScore	2,105 [a]	46,310
Concur Technologies	5,945 [a]	304,443
Constant Contact	9,475 [a]	242,465
DealerTrack Holdings	8,230 [a]	157,193
Digi International	19,210 [a]	184,416
Digital River	3,480 [a]	128,134
Dionex	1,830 [a]	166,841
Echelon	9,465 [a]	90,201
FARO Technologies	4,280 [a]	111,152
Fortinet	4,932	157,183
Gentex	16,300	342,137
Guidance Software	9,060 [a]	55,538
Imax	3,031 [a]	82,474
Innerworkings	17,690 [a]	109,147
Interactive Intelligence	6,475 [a]	175,084
MakeMyTrip	872	24,782
Mellanox Technologies	4,789 [a]	114,122
MercadoLibre	1,045 [a]	66,483
MIPS Technologies	10,611 [a]	144,203
Nanometrics	5,308 [a]	62,900
Napco Security Technologies	6,895 [a]	11,377
National Instruments	10,325	352,289

10

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
NetLogic Microsystems	2,632 [a]	82,118
NetScout Systems	1,160 [a]	25,624
NetSuite	11,455 [a]	284,313
OPNET Technologies	4,213	102,460
PAREXEL International	6,220 [a]	109,223
Pegasystems	3,610	111,730
Power Integrations	6,400	257,856
QLIK Technologies	5,495	129,517
Quality Systems	4,125	266,021
Quantum	26,995 [a]	97,992
Rackspace Hosting	8,419 [a]	245,582
RightNow Technologies	3,525 [a]	89,288
Riverbed Technology	8,180 [a]	277,384
Semtech	14,175 [a]	331,553
STEC	5,040 [a]	85,655
Stratasys	9,104 [a]	307,898
Telvent GIT	4,390 [a]	104,745
Teradyne	14,762 [a]	175,077
Terremark Worldwide	7,878 [a]	94,260
Tyler Technologies	7,675 [a]	156,647
Ultimate Software Group	16,433 [a]	720,915
Veeco Instruments	5,244 [a]	230,631
Verint Systems	6,775 [a]	222,897
Vocus	960 [a]	23,501
		9,012,812
Materials—3.6%
Balchem	6,945	215,017
CIRCOR International	3,025	119,488
Ferro	5,851 [a]	83,494
Kaydon	4,185	146,391
Landec	12,325 [a]	77,154
RBC Bearings	4,100 [a]	151,249
Rockwood Holdings	3,332 [a]	127,182
Zoltek	8,560 [a]	77,810
		997,785

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Telecommunications—3.8%
Acme Packet	3,705 [a]	181,471
Aruba Networks	6,948 [a]	147,298
Finisar	9,470 [a]	181,066
IPG Photonics	10,643 [a]	305,028
Ixia	3,826 [a]	60,680
Logmein	2,113 [a]	92,528
RF Micro Devices	9,953 [a]	69,771
		1,037,842
Utilities—.4%
EnerNOC	4,535 [a]	111,244

Total Investments (cost $24,436,103)	95.7%	26,349,152
Cash and Receivables (Net)	4.3%	1,177,871
Net Assets	100.0%	27,527,023

ADR—American Depository Receipts
ADS—American Depository Shares
a Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	32.8	Financial	2.9
Industrial	17.4	Consumer Staples	2.9
Consumer Discretionary	15.4	Energy	2.5
Health Care	14.0	Utilities	.4
Telecommunications	3.8
Materials	3.6		95.7

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	24,436,103	26,349,152
Cash		1,597,998
Receivable for investment securities sold		143,179
Receivable for shares of Common Stock subscribed		41,200
Dividends receivable		10,285
Deferred assets		75,005
Due from The Dreyfus Corporation and affiliates—Note 3(c)		245
		28,217,064
Liabilities ($):
Payable for investment securities purchased		599,087
Accrued expenses		90,954
		690,041
Net Assets ($)		27,527,023
Composition of Net Assets ($):
Paid-in capital		25,612,073
Accumulated Investment (loss)—net		(35,160)
Accumulated net realized gain (loss) on investments		37,061
Accumulated net unrealized appreciation
(depreciation) on investments		1,913,049
Net Assets ($)		27,527,023

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,273,942	1,227,252	25,025,829
Shares Outstanding	82,782	80,000	1,624,358
Net Asset Value Per Share ($)	15.39	15.34	15.41

See notes to financial statements.

TheFund 13

STATEMENT OF OPERATIONS

From July 1, 2010 (commencement of operations)
to November 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $158 foreign taxes withheld at source)	19,400
Expenses:
Management fee—Note 3(a)	38,169
Legal fees	40,937
Auditing fees	25,405
Registration fees	24,571
Directors’ fees and expenses—Note 3(d)	18,030
Custodian fees—Note 3(c)	13,004
Distribution fees—Note 3(b)	3,464
Shareholder servicing costs—Note 3(c)	2,645
Prospectus and shareholders’ reports	2,423
Loan commitment fees—Note 2	35
Miscellaneous	3,606
Total Expenses	172,289
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(117,729)
Net Expenses	54,560
Investment (Loss)—Net	(35,160)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	37,061
Net unrealized appreciation (depreciation) on investments	1,913,049
Net Realized and Unrealized Gain (Loss) on Investments	1,950,110
Net Increase in Net Assets Resulting from Operations	1,914,950

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

From July 1, 2010 (commencement of operations)
to November 30, 2010 (Unaudited)

Operations ($):
Investment (loss)—net	(35,160)
Net realized gain (loss) on investments	37,061
Net unrealized appreciation (depreciation) on investments	1,913,049
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,914,950
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,040,694
Class C Shares	1,000,000
Class I Shares	23,611,553
Cost of shares redeemed:
Class I Shares	(40,174)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	25,612,073
Total Increase (Decrease) in Net Assets	27,527,023
Net Assets ($):
Beginning of Period	—
End of Period	27,527,023
Accumulated investment (loss)—net	(35,160)
Capital Share Transactions (Shares):
Class A
Shares sold	82,782
Class C
Shares sold	80,000
Class I
Shares sold	1,627,042
Shares redeemed	(2,684)
Net Increase (Decrease) in Shares Outstanding	1,624,358

See notes to financial statements.

TheFund 15

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from July 1, 2010 (commencement of operations) to November 30, 2010.All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment (loss)—net[a]	(.06)	(.10)	(.04)
Net realized and unrealized
gain (loss) on investments	2.95	2.94	2.95
Total from Investment Operations	2.89	2.84	2.91
Net asset value, end of period	15.39	15.34	15.41
Total Return (%)[b]	23.12[c]	22.72[c]	23.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	4.72	5.47	3.77
Ratio of net expenses to average net assets[d]	1.40	2.15	1.15
Ratio of net investment (loss)
to average net assets[d]	(1.05)	(1.81)	(.66)
Portfolio Turnover Rate[b]	28.61	28.61	28.61
Net Assets, end of period ($ x 1,000)	1,274	1,227	25,026

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund, which commenced operations on July 1, 2010.The fund’s investment objective is to seek capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Geneva Capital Management Ltd. (“Geneva”) and Cupps Capital Management, LLC (“CCM”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.The fiscal year end of the fund is May 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 75 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

TheFund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of November 30, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 Class A, 80,000 Class C and 320,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange

18

are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

TheFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010, in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	25,446,246	—	—	25,446,246
Equity Securities—
Foreign†	902,906	—	—	902,906

† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred

20

at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

TheFund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until October 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $117,729 during the period ended November 30, 2010.

22

Pursuant to separate Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement”) between Dreyfus and each of Riverbridge, Geneva and CCM, each Sub-Investment Advisory Agreement will continue until November 30, 2011. Dreyfus pays Riverbridge, Geneva and CCM separate monthly fees at an annual percentage rate based on the average daily net assets of the fund under the Sub-Adviser’s management.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2010, Class C shares were charged $3,464 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A and Class C shares were charged $1,169 and $1,155, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged

TheFund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$135 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $6 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $13,004 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $1,152 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $17,223, Rule 12b-1 distribution plan fees $746, shareholder services plan fees $506, custodian fees $5,600, chief compliance officer fees $1,152 and transfer agency per account fees $135, which are offset against an expense reimbursement currently in effect in the amount of $25,607.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2010, amounted to $27,601,824 and $3,202,782, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010, accumulated net unrealized appreciation on investments was $1,913,049, consisting of $2,091,241 gross unrealized appreciation and $178,192 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

TheFund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT, PORTFOLIO
ALLOCATION MANAGEMENT AGREEMENT, AND
SUB-INVESMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on April 26, 2010, the Board considered, through the initial renewal date of November 30, 2011, the initial approval of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services; (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM, pursuant to which EACM is responsible for evaluating and recommending sub-advisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each sub-adviser, monitoring and evaluating the performance of the sub-advisers, and recommending whether a sub-adviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements (the “Sub-Advisory Agreements” and, collectively with the Management Agreement and Allocation Agreement, the “Agreements”) with each of Riverbridge Partners, LLC (“Riverbridge”) and Geneva Capital Management Ltd (“Geneva”).At a meeting of the fund’s Board of Directors held on June 24, 2010, the Board also considered, through the initial renewal date of November 30, 2011, the initial approval of a Sub-Investment Advisory Agreement with Cupps Capital Management, LLC (“Cupps” and, collectively with Riverbridge and Geneva, the “Sub-Advisers”). Pursuant to each Sub-Advisory Agreement, each Sub-Adviser would serve as initial sub-investment adviser and provide day-to-day management of a percentage of the fund’s portfolio.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the initial approval of the Agreements, the Board considered did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered. Consideration of Cupps as Sub-Adviser was done in part by reference to the Board’s previous consideration of Cupps in connection with approval as a sub-investment adviser for another fund overseen by the Board.

26

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund.The Board members previously had been provided with information and presentations from representatives of Dreyfus regarding the nature, extent and quality of the services provided to funds in the Dreyfus fund complex, and there had been no material changes in this information. For Riverbridge and Geneva, the Board member discussed the nature, extent, and quality of the services to be provided to the fund pursuant to the Agreements.The Board had previously considered these matters with respect to Cupps.As a new fund, the fund did not have any open accounts or assets. Representatives of Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered Dreyfus’, EACM’s, and each Sub-Adviser’s research and portfolio management capabilities, EACM’s experience and reputation in multi-manager equity investment programs, and each Sub-Advisers experience in managing U.S. equity portfolios.The Board also noted that Dreyfus also provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Proposed Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review fund performance or an actual expense ratio. Representatives of Dreyfus and EACM discussed each Sub-Adviser’s resources, experience, investment style, and portfolio management personnel in respect of the portion of the fund’s assets to be managed.

TheFund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AGREEMENT, PORTFOLIO ALLOCATION
MANAGEMENT AGREEMENT, AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

The Board members discussed the fund’s management fee, portfolio allocation fee, and sub-advisory fees, and compared the management fee to the management and administrative fees for the funds in the Lipper Small Cap Growth Funds category. Dreyfus representatives noted that the proposed contractual management fee for the fund was lower than the average and median management fee for all funds reported in the Lipper Small Cap Growth Funds category. They also noted that the portfolio allocation and sub-advisory fees were payable by Dreyfus. Dreyfus had also advised the Board that Dreyfus would contractually agree, until October 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed 1.15%.

Dreyfus provided the Board members with the management or investment advisory fees paid to Dreyfus or its affiliates or to the respective Sub-Advisers by funds in the same Lipper category, or by separate accounts and/or other types of client portfolios managed by Dreyfus, EACM, or one of the Sub-Advisers s considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that neither Dreyfus nor EACM manage any institutional separate accounts considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale.As the fund had not yet commenced operations, Dreyfus’ representatives did not have information on expenses allocated to and profit to be received by Dreyfus to provide.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’s approach to allocating costs to, and determining the profitability of, individual

28

funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members previously had considered potential benefits to Dreyfus and sub-investment advisers from acting in their respective capacities for a fund, including the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio.The Board also considered the potential benefit to BNY Mellon with EACM acting as portfolio allocation manager to the fund. The costs of the services to be provided and profits to be realized by Dreyfus and BNY Mellon and its affiliates from the relationship with the fund in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investor were not considered as the fund had not commenced operations. Since Dreyfus, and not the fund, will pay EACM and each Sub-Adviser pursuant to the Allocation Agreement and each Sub-Investment Advisory Agreement, respectively, the Board did not consider EACM’s and each Sub-Adviser’s profitability to be relevant.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the Agreements. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices to be provided by Dreyfus, EACM, and the Sub-Advisers are adequate and appropriate. The Board considered Dreyfus’ overall equity management experience, EACM experience and reputation with respect to multi-manager strategies, EACM’s recommendation to engage the Sub-Advisers, and each Sub-Adviser’s experience and record in managing domestic equity assets.

TheFund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
MANAGEMENT AGREEMENT, PORTFOLIO ALLOCATION
MANAGEMENT AGREEMENT, AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

  The Board concluded that the fee to be paid to Dreyfus by the fund was reasonable in light of the services to be provided, comparative expense and advisory fee information, and benefits anticipated to be derived by Dreyfus, BNY Mellon, or EACM from its relationship with the fund, and that the separate fees to be paid by Dreyfus to EACM and to the Sub-Advisers are reasonable and appropriate.

The Board members considered these conclusions and determinations, and without any one factor being dispositive, determined that approval of the Agreements was in the best interests of the fund and its prospective shareholders.

30

NOTES

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
30	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Emerging Markets
Opportunity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Emerging Markets Opportunity Fund, covering the six-month period from June 1, 2010, through November 30, 2010.

Stocks throughout the global markets delivered respectable returns during the reporting period, despite periodic bouts of market volatility stemming from economic uncertainty and events. Although GDP growth in most countries was positive throughout the reporting period, the global economic recovery has been milder than historical averages, in particular in the U.S. Most notably, heavy sovereign debt burdens recently renewed credit concerns in Europe, effectively barring some governments from adopting more stimulative fiscal policies. However, robust demand from the world’s emerging markets has taken up some of the slack, supporting corporate earnings and stock prices.

We are cautiously optimistic regarding global economic and market prospects in 2011. Global expansion should gain a degree of momentum, led by financially strong emerging markets countries, while “debt hangover” countries in the developed world may face continued economic challenges. Monetary policy remains stimulative in most markets, and inflation-adjusted interest rates and inflation remain low. So is your portfolio positioned accordingly given these recent global economic events? Talk with your financial advisor, who can help you evaluate your portfolio investments within the new global economic framework to help meet your individual investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Richard Fairgrieve,Tony Hann and Bill Rudman, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Emerging Markets Opportunity Fund’s Class A shares achieved a total return of 13.35%, Class C shares achieved a return of 12.93% and Class I shares achieved a return of 13.53%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), achieved an 18.78% total return for the same period.2

Emerging markets equities continued to advance strongly over the reporting period, as global investors increasingly allocated capital away from sluggish developed-market economies and into the faster-growing economies of Asia and Latin America. The fund produced lower returns than its benchmark, primarily due to shortfalls in Hungary, Egypt and Mexico.

On October 5, 2010, the Board of Directors approved the liquidation of the fund, effective on or about December 15, 2010 (the “Liquidation Date”). Following close of business October 15, 2010, the fund was closed to new and subsequent investments, except that participants in group retirement plans (and their successor plans) were able to invest in the fund, if the fund was established as an investment option under the plans before October 15, 2010. Following close of business December 15, 2010, the fund was liquidated.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The contingent deferred sales charge applicable to redemptions of Class C shares and certain Class A shares of the fund was waived on any redemption of fund shares.The fund’s redemption fee was not waived.

Fund shares held on the Liquidation Date in Dreyfus-sponsored Individual Retirement Accounts (“IRAs”) were exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “Money Market Fund”) to avoid penalties that may be imposed on holders of IRAs under the Internal Revenue Code if their fund shares are redeemed in cash. Investors may obtain a copy of the Prospectus of the Money Market Fund by calling 1-800-645-6561.

December 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through December 15, 2010. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Emerging Markets (MSCI
EM) Index is a market capitalization-weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America and the
Pacific Basin. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Emerging Markets Opportunity Fund from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 10.70	$ 14.68	$ 9.37
Ending value (after expenses)	$1,133.50	$1,129.30	$1,135.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 10.10	$ 13.87	$ 8.85
Ending value (after expenses)	$1,015.04	$1,011.28	$1,016.29

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and 1.75% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2010 (Unaudited)

Common Stocks—100.0%	Shares		Value ($)
Australia—.8%
Centamin Egypt	25,857	[a]	72,153
Brazil—18.9%
Banco Bradesco, ADR	5,979		119,939
Banco Santander Brasil, ADR	4,000		52,200
Brookfield Incorporacoes	17,800		84,505
Cia de Bebidas das Americas, ADR	700		94,948
Cia Hering	2,200		38,737
Estacio Participacoes	2,400		38,003
Gerdau	7,500		65,132
Itau Unibanco Holding, ADR	8,625		201,221
Localiza Rent a Car	5,200		85,403
OGX Petroleo e Gas Participacoes	7,400	[a]	85,886
PDG Realty	14,800		89,684
Petroleo Brasileiro, ADR	9,400		291,032
Vale	3,800		118,703
Vale, ADR	7,800		221,442
Vivo Participacoes, ADR	3,000		86,610
			1,673,445
China—10.1%
Agricultural Bank of China, Cl. H	137,000		71,454
AviChina Industry & Technology, Cl. H	124,000	[a]	60,043
China Construction Bank, Cl. H	80,000		72,221
China Life Insurance, Cl. H	22,000		94,487
China Merchants Bank, Cl. H	27,000		69,890
China Minsheng Bank, Cl. H	68,000		60,512
China National Building Material, Cl. H	28,000		64,545
Dongfang Electric, Cl. H	10,400		51,631
Kunlun Energy	68,000		98,956
PCD Stores	164,000		52,167
PetroChina, Cl. H	40,000		49,710
Tencent Holdings	3,400		75,618
Yanzhou Coal Mining, Cl. H	26,000		72,156
			893,390

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Czech Republic—2.4%
CEZ	2,493		97,401
Komercni Banka	528		111,248
			208,649
Egypt—3.0%
Commercial International Bank Egypt	15,768		112,636
Orascom Construction Industries	1,726		77,655
Talaat Moustafa Group	51,903	[a]	71,714
			262,005
Hong Kong—3.7%
Belle International Holdings	38,000		69,099
China Mobile	16,000		159,586
CNOOC	44,000		95,422
			324,107
Hungary—3.5%
MOL Hungarian Oil and Gas	1,430	[a]	122,823
OTP Bank	8,208 [a]		186,720
			309,543
India—2.8%
GAIL India	5,206		55,631
Housing Development & Infrastructure	11,323	[a]	46,689
ICICI Bank	2,577		62,592
Infosys Technologies, ADR	500		33,075
Reliance Industries	2,476		53,249
			251,236
Mexico—1.7%
Southern Copper	3,500		146,755
Peru—2.4%
Cia de Minas Buenaventura, ADR	2,800		141,792
Credicorp	600		71,922
			213,714
Poland—4.7%
Bank Pekao	956		56,105
KGHM Polska Miedz	1,105		47,746
Powszechna Kasa Oszczednosci Bank Polski	11,422		158,373
Powszechny Zaklad Ubezpieczen	1,096		125,426
Telekomunikacja Polska	6,043		31,509
			419,159

Common Stocks (continued)	Shares		Value ($)
Russia—9.6%
Gazprom, ADR	12,301		273,574
Globaltrans Investment, GDR	2,815		48,559
LUKOIL, ADR	1,850		102,305
Magnit, GDR	2,068		54,595
MMC Norilsk Nickel, ADR	2,967		58,678
Mobile Telesystems, ADR	2,100		44,037
Rosneft Oil, GDR	6,524		42,928
Sberbank of Russian, GDR	411		145,639
Severstal, GDR	2,526		35,675
Sistema, GDR	1,534		39,163
			845,153
South Africa—2.6%
AngloGold Ashanti, ADR	500		23,415
Aspen Pharmacare Holdings	3,601	[a]	47,216
Clicks Group	6,218	[a]	38,091
Exxaro Resources	2,473		43,932
Naspers, Cl. N	876		43,721
Sasol, ADR	500		22,335
Standard Bank Group	816		11,738
			230,448
South Korea—16.9%
Hyundai Hysco	2,460		49,119
Hyundai Mobis	296		70,209
Hyundai Motor	515		76,624
KB Financial Group, ADR	2,571		118,369
KCC	248		71,658
Kia Motors	1,750		73,885
Korea Electric Power, ADR	2,200 [a]		26,202
KT	1,440		57,754
LG Chem	301		100,731
LG Display	2,150		73,342
LG Electronics	241		21,410
LG Household & Health Care	227		74,890
POSCO	249		97,611
Samsung Electronics	407		289,962
Samsung Electronics, GDR	317		77,982
Samsung Fire & Marine Insurance	181		29,818

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Shinhan Financial Group	2,910		112,193
Shinsegae	157		76,780
			1,498,539
Taiwan—6.1%
Chunghwa Telecom, ADR	2,637		63,578
First Financial Holding	135,675		90,799
HON HAI Precision Industry	15,480		55,100
HTC	1,000		27,721
Taiwan Cement	79,000		81,248
Taiwan Semiconductor Manufacturing	48,000		99,834
Wistron	32,000		64,877
Young Fast Optoelectronics	5,334		57,920
			541,077
Thailand—5.3%
Bank of Ayudhya, NVDR	123,700		92,069
Banpu, NVDR	3,750		94,277
Pruksa Real Estate, NVDR	60,300		41,889
PTT Chemical, NVDR	8,700		44,176
PTT, NVDR	9,900		101,194
Siam Commercial Bank, NVDR	27,800		95,180
			468,785
Turkey—5.0%
Akerneji Elektrik Uretim	1	[a]	1
Enka Insaat ve Sanayi	1		2
Ford Otomotiv Sanayi	5,480		47,370
Haci Omer Sabanci Holding	8,960		44,207
Koza Altin Isletmeleri	3,835		47,431
Tofas Turk Otomobil Fabrikasi	8,984		47,074
Turk Hava Yollari	12,039	[a]	43,709
Turkiye Garanti Bankasi	16,142		89,517
Turkiye Halk Bankasi	4,569		42,989
Turkiye Is Bankasi, Cl. C	11,174		43,242
Yapi ve Kredi Bankasi	11,943	[a]	41,295
			446,837

Common Stocks (continued)	Shares		Value ($)
United Kingdom—.5%
Petropavlovsk	2,659		44,048
Total Common Stocks
(cost $7,180,904)			8,849,043

Preferred Stocks—.4%
Brazil
Usinas Siderurgicas de Minas Gerais, Cl. A
(cost $45,358)	2,900		31,628
	Number of
Rights—.0%	Rights		Value ($)
China—.0%
China Construction Bank, Cl. H	6,020	[a]	2,039
Taiwan—.0%
Taiwan Cement	7,678	[a]	1,096
Total Rights
(cost $0)			3,135
Total Investments (cost $7,226,262)	100.4%		8,883,806
Liabilities, Less Cash and Receivables	(.4%)		(32,587)
Net Assets	100.0%		8,851,219

ADR—American Depository Receipts
GDR—Global Depository Receipts
NVDR—Non Voting Depository Receipts
a Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	30.6	Industrial	3.9
Materials	19.5	Consumer Staples	3.4
Energy	15.7	Utilities	2.0
Consumer Discretionary	9.7	Health Care	.5
Information Technology	9.7
Telecommunication Services	5.4		100.4

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		7,226,262	8,883,806
Cash denominated in foreign currencies		117,808	116,940
Receivable for investment securities sold			99,919
Dividends receivable			14,986
Receivable for shares of Common Stock subscribed			225
Prepaid expenses			12,976
			9,128,852
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			57,531
Cash overdraft due to Custodian			212,390
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			49
Accrued expenses			7,663
			277,633
Net Assets ($)			8,851,219
Composition of Net Assets ($):
Paid-in capital			13,368,543
Accumulated Investment (loss)—net			(28,271)
Accumulated net realized gain (loss) on investments			(6,145,296)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			1,656,243
Net Assets ($)			8,851,219

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	6,536,367	1,464,848	850,004
Shares Outstanding	591,816	134,164	77,916
Net Asset Value Per Share ($)	11.04	10.92	10.91

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14,888 foreign taxes withheld at source):
Unaffiliated issuers	91,181
Affiliated issuers	57
Total Income	91,238
Expenses:
Management fee—Note 3(a)	70,370
Custodian fees—Note 3(c)	69,462
Shareholder servicing costs—Note 3(c)	22,746
Registration fees	21,412
Auditing fees	20,490
Distribution fees—Note 3(b)	7,554
Directors’ fees and expenses—Note 3(d)	1,105
Legal fees	957
Prospectus and shareholders’ reports	290
Interest expense—Note 2	158
Loan commitment fees—Note 2	28
Miscellaneous	6,135
Total Expenses	220,707
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(101,623)
Less—reduction in fees due to earnings credits—Note 3(c)	(24)
Net Expenses	119,060
Investment (Loss)—Net	(27,822)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	886,402
Net realized gain (loss) on forward foreign currency exchange contracts	21,821
Net Realized Gain (Loss)	908,223
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	722,436
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	7
Net Unrealized Appreciation (Depreciation)	722,443
Net Realized and Unrealized Gain (Loss) on Investments	1,630,666
Net Increase in Net Assets Resulting from Operations	1,602,844

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment (loss)—net	(27,822)	(13,299)
Net realized gain (loss) on investments	908,223	3,303,300
Net unrealized appreciation
(depreciation) on investments	722,443	(673,377)
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,602,844	2,616,624
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(41,461)
Class C Shares	—	(2,439)
Class I Shares	—	(137,805)
Total Dividends	—	(181,705)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	522,803	3,851,455
Class C Shares	57,275	1,019,523
Class I Shares	47,068	23,749,512
Dividends reinvested:
Class A Shares	—	38,820
Class C Shares	—	1,726
Class I Shares	—	112,332
Cost of shares redeemed:
Class A Shares	(3,141,188)	(5,883,939)
Class C Shares	(937,046)	(1,173,389)
Class I Shares	(551,740)	(23,624,456)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,002,828)	(1,908,416)
Total Increase (Decrease) in Net Assets	(2,399,984)	526,503
Net Assets ($):
Beginning of Period	11,251,203	10,724,700
End of Period	8,851,219	11,251,203
Accumulated investment (loss)—net	(28,271)	(449)

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Capital Share Transactions:
Class A
Shares sold	50,595	383,229
Shares issued for dividends reinvested	—	3,802
Shares redeemed	(278,688)	(585,452)
Net Increase (Decrease) in Shares Outstanding	(228,093)	(198,421)
Class C
Shares sold	5,615	107,442
Shares issued for dividends reinvested	—	170
Shares redeemed	(84,279)	(115,539)
Net Increase (Decrease) in Shares Outstanding	(78,664)	(7,927)
Class I
Shares sold	4,378	2,430,671
Shares issued for dividends reinvested	—	11,166
Shares redeemed	(52,255)	(2,334,383)
Net Increase (Decrease) in Shares Outstanding	(47,877)	107,454

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010			Year Ended May 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	9.74	8.54	19.64	16.81	12.50
Investment Operations:
Investment income (loss)—net[b]	(.02)	.01	.08	.05	.02
Net realized and unrealized
gain (loss) on investments	1.32	1.24	(8.88)	4.84	4.36
Total from Investment Operations	1.30	1.25	(8.80)	4.89	4.38
Distributions:
Dividends from investment income—net	—	(.05)	(.11)	(.10)	—
Dividends from net realized
gain on investments	—	—	(2.19)	(1.96)	(.07)
Total Distributions	—	(.05)	(2.30)	(2.06)	(.07)
Net asset value, end of period	11.04	9.74	8.54	19.64	16.81
Total Return (%)[c]	13.35[d]	14.61	(41.48)	29.25	35.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.80[e]	3.07	3.66	2.69	3.46[d]
Ratio of net expenses
to average net assets	2.00[e]	2.02	2.00	1.98	1.73[d]
Ratio of net investment income
(loss) to average net assets	(.38)[e]	.15	.78	.26	.17[d]
Portfolio Turnover Rate	87.99[d]	347.86	188.35	259.49	140.52[d]
Net Assets, end of period ($ x 1,000)	6,536	7,985	8,694	24,062	15,694

a	From July 13, 2006 (commencement of operations) to May 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

Six Months Ended
November 30, 2010			Year Ended May 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	9.67	8.50	19.44	16.70	12.50
Investment Operations:
Investment income (loss)—net[b]	(.06)	(.06)	.01	(.07)	(.07)
Net realized and unrealized
gain (loss) on investments	1.31	1.24	(8.78)	4.77	4.34
Total from Investment Operations	1.25	1.18	(8.77)	4.70	4.27
Distributions:
Dividends from investment income—net	—	(.01)	—	—	—
Dividends from net realized
gain on investments	—	—	(2.19)	(1.96)	(.07)
Total Distributions	—	(.01)	(2.19)	(1.96)	(.07)
Proceeds from redemption fees	—	—	.02	—	—
Net asset value, end of period	10.92	9.67	8.50	19.44	16.70
Total Return (%)[c]	12.93[d]	13.87	(41.83)	28.17	34.32[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	4.66[e]	3.94	4.60	3.54	4.17[d]
Ratio of net expenses
to average net assets	2.75[e]	2.77	2.75	2.73	2.38[d]
Ratio of net investment income
(loss) to average net assets	(1.14)[e]	(.61)	.06	(.40)	(.46)[d]
Portfolio Turnover Rate	87.99[d]	347.86	188.35	259.49	140.52[d]
Net Assets, end of period ($ x 1,000)	1,465	2,057	1,876	3,414	986

a	From July 13, 2006 (commencement of operations) to May 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
November 30, 2010			Year Ended May 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]	2007[b]
Per Share Data ($):
Net asset value, beginning of period	9.61	8.44	19.55	16.85	12.50
Investment Operations:
Investment income (loss)—net[c]	(.01)	(.01)	.12	.07	.05
Net realized and unrealized
gain (loss) on investments	1.31	1.28	(8.89)	4.88	4.37
Total from Investment Operations	1.30	1.27	(8.77)	4.95	4.42
Distributions:
Dividends from investment income—net	—	(.10)	(.20)	(.29)	—
Dividends from net realized
gain on investments	—	—	(2.19)	(1.96)	(.07)
Total Distributions	—	(.10)	(2.39)	(2.25)	(.07)
Proceeds from redemption fees	—	—	.05	—	—
Net asset value, end of period	10.91	9.61	8.44	19.55	16.85
Total Return (%)	13.53[d]	14.87	(40.93)	29.52	35.44[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	3.44[e]	2.62	3.37	2.47	3.43[d]
Ratio of net expenses
to average net assets	1.75[e]	1.77	1.75	1.74	1.51[d]
Ratio of net investment income
(loss) to average net assets	(.15)[e]	(.12)	1.04	.40	.36[d]
Portfolio Turnover Rate	87.99[d]	347.86	188.35	259.49	140.52[d]
Net Assets, end of period ($ x 1,000)	850	1,209	155	523	440

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From July 13, 2006 (commencement of operations) to May 31, 2007.
c	Based on average shares outstanding at each month end.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Emerging Markets Opportunity Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund.The fund’s investment objective is to pursue long-term capital appreciation by investing in stocks of companies located in emerging market coun-tries.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs, GDRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	8,880,671	—	—	8,880,671
Rights†	3,135	—	—	3,135
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(49)	—	(49)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $6,616,054 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, $4,440,867 of the carryover expires in fiscal 2017 and $2,175,187 expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: ordinary income $181,705.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2010 was approximately $20,800 with a related weighted average annualized interest rate of 1.52%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until October 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest on borrowings, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.75% of the value of the fund’s average daily net assets.The expense reimbursement pursuant to the undertaking, amounted to $101,623 during the period ended November 30, 2010.

During the period ended November 30, 2010, the Distributor retained $994 from commissions earned on sales of the fund’s Class A shares and $215 from CDSCs on redemptions of the fund’s Class C shares.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended November 30, 2010, Class C shares were charged $7,554 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2010, Class A and Class C shares were charged $10,181 and $2,518, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $3,238 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $419 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $24.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2010, the fund was charged $69,462 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $13,156, Rule 12b-1 distribution plan fees $1,034, shareholder services plan fees $1,844, custodian fees $37,840, chief compliance officer fees $1,152 and transfer agency per account fees $2,505.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days, following the date of issuance subjected to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended November 30, 2010, redemption fees charged and retained by the fund amounted to $1,691.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended November 30, 2010 amounted to $9,564,471 and $13,317,155, respectively.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at November 30, 2010:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales;
South African Rand,
Expiring 12/3/2010	65,701	9,214	9,263	(49)
The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2010:
				Value ($)
Forward Contracts				103,051

At November 30, 2010, accumulated net unrealized appreciation on investments was $1,657,544, consisting of $1,823,279 gross unrealized appreciation and $165,735 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Liquidation:

On October 4, 2010, the Board of Directors of Strategic Funds, Inc. approved the liquidation of the fund, effective December 15, 2010. Accordingly, effective on October 15, 2010, no new or subsequent investments in the fund will be permitted, except that investments may continue to be made by participants in group employer retirement plans, if the fund was established as an investment option under the plans before October 15, 2010.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2010, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board noted that the fund’s Management Agreement would expire on November 30, 2010, and that the fund was slated for liquidation on or about December 15, 2010.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians, and the fund’s total

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expenses were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund, or separate accounts and/or other types of client portfolios managed by Dreyfus or Blackfriars Asset Management, a Dreyfus affiliate and the primary employer of the fund’s primary portfolio managers, considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that there were no institutional separate accounts managed by Dreyfus with similar investment strategies and policies as the fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect with respect to trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ past efforts to improve the fund’s perfor- mance and the advisability to renewing the Agreement to facilitate the fund’s orderly liquidation.

The Fund 33

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

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Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: January 24, 2011

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EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

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